Prepaid Expenses and Other Current Assets - Summary of Prepaid Expenses and Other Current Assets (Detail) - USD ($) $ in Millions	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid insurance		$ 5.6	$ 6.3
Prepaid expenses		15.4	15.8
Other receivables and current assets		4.2	3.0
Parts and supplies inventory		8.2	9.1
Prepaid expenses and other current assets	$ 25.2	$ 33.4	$ 34.2